NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes Payable [Abstract]
Fair value of preferred Series F-1	$ 995,076
Fair value of preferred Series F-2	643,904
Fair value of preferred Series F-3	333,601
Total consideration	1,972,581
Principal balance of convertible notes	2,035,000
Accrued interest	20,963
Discount on convertible notes	(662,615)
Net carrying value of debt extinguished	1,393,348
Loss on extinguishment of debt	$ 579,233	$ 0